SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenues		$ 21,039	$ 17,931	$ 14,427
Net income attributable to partnership		391	432	407
Statement of financial position [abstract]
Current assets		9,607	7,979
Non-current assets		94,983	92,805
Current liabilities		10,903	11,705
Non-current liabilities		63,834	55,063
Redeemable Partnership Units held by Brookfield		1,926	2,190
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		1,355	1,533
BIPC exchangeable shares and class A.2 exchangeable shares		1,355	1,533
Non-controlling interest, exchange LP units	[1]	62	72
Issuance of perpetual subordinated notes		293	293
In operating subsidiaries		20,568	23,661
Preferred unitholders		918	918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		57	102	101
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		5,915	6,532
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares			0
BIPC exchangeable shares and class A.2 exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		0	0
Current liabilities		0	0
Non-current liabilities		3,392	3,700
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares			0
BIPC exchangeable shares and class A.2 exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		34	775	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		4,962	4,183
Current liabilities		0	0
Non-current liabilities		815	36
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares			0
BIPC exchangeable shares and class A.2 exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		357	(343)	407
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		8,530	10,124
Current liabilities		0	216
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares			0
BIPC exchangeable shares and class A.2 exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		21,039	17,931	14,427
Net income attributable to partnership		(57)	(102)	$ (101)
Statement of financial position [abstract]
Current assets		9,607	7,979
Non-current assets		75,576	71,966
Current liabilities		10,903	11,489
Non-current liabilities		59,627	51,327
Redeemable Partnership Units held by Brookfield		1,926	2,190
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares			1,533
BIPC exchangeable shares and class A.2 exchangeable shares		1,355
Non-controlling interest, exchange LP units		62	72
Issuance of perpetual subordinated notes		293	293
In operating subsidiaries		20,568	23,661
Preferred unitholders		$ 918	$ 918

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.